Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 13,203	$ 19,325
Accumulated depreciation on vessel and equipment	681,991	668,969
Accumulated depreciation on vessels under capital leases	$ 25,883	$ 69,072
Limited Partners - common units issued	79.6	79.6
Limited Partners - common units outstanding	79.6	79.6
Limited Partners - preferred units issued	11.8	5.0
Limited Partners - preferred units outstanding	11.8	5.0